Going Concern	6 Months Ended
Jun. 30, 2012
Going Concern [Abstract]
Going Concern
3.	Going Concern

In February, March and April 2012, the Company received notifications from Deutsche Bank Nederland and FBB that the Company is in default under its loan agreements as a result of the breach of certain covenants and the failure to pay principal and interest due under the loan agreements. As of June 30, 2012, the Company was in breach of certain of these financial covenants for its loan agreements with Deutsche Bank Nederland and FBB, including the loan-to-value ratios (also known as value maintenance clauses), while it has not been able to meet certain of its scheduled payment obligations under these loan agreements which were due in the six months ended June 30, 2012. These breaches constituted events of default and could have resulted in the lenders requiring immediate payment of the loans.

On April 26, 2012, the Company was advised by Deutsche Bank Nederland that it would approve the request to permanently amend the amortization schedule including refinancing of the balloon due in November 2012. The Company and the bank have finalized the documenting this amendment (please see Note 15). On May 31, 2012, the Company entered into a Sixth Supplemental Agreement with Credit Suisse, which amends and restates the Facility Agreement dated December 24, 2007, for the full payment holiday of the principal and partial interest holiday payment until March 31, 2014 (for more details on the terms please see Note 9). Although the Company is seeking and will continue to seek waivers to certain covenants from its remaining lender (FBB), and continues negotiations to restructure its debt, it is uncertain that it will be able to succeed as this is currently subject to the agreement of the bank. The Company is in discussions with the bank to permanently amend the amortization schedule and resolve the foregoing defaults.

Generally accepted accounting principles require that long-term debt be classified as a current liability when a covenant violation gives the lender the right to call the debt at the balance sheet date, absent a waiver. As a result of the cross default provisions in the Company’s loan agreements, actual breaches existing under its credit facilities with Deutsche Bank Nederland and FBB could result in defaults under all of the Company’s affected debt and the acceleration of such debt by its lender. Accordingly, as of June 30, 2012, the Company is required to reclassify its long term debt and derivative financial instrument liability (interest rate swaps) as current liabilities on its consolidated balance sheet since the Company has not received waivers in respect of the breaches discussed above. As a result, the Company has a working capital deficit amounting to $64,305.

Management is currently seeking and will continue to seek to restructure the Company’s indebtedness and obtain waivers on covenants violations. If the Company is not able to obtain the necessary waivers and/or restructure its debt, this could lead to the acceleration of the outstanding debt under its debt agreements. The Company’s failure to satisfy its covenants and payment obligations under its debt agreements, and any consequent acceleration and cross acceleration of its outstanding indebtedness would have a material adverse effect on the Company’s business operations, financial condition and liquidity.

Based on the Company’s cash flow projections for the remaining of 2012, cash on hand and cash provided by operating activities including the cash to be provided upon the sale of the vessels currently classified as held for sale will not be sufficient to cover scheduled debt repayments as of June 30, 2012, operating expenses and capital expenditure requirements for at least twelve months from the balance sheet date. All of the above raises doubt regarding the Company’s ability to continue as a going concern.

The Company is currently exploring several alternatives aiming to manage its working capital requirements and other commitments if current market charter hire rates remain at today’s low levels including negotiations for the restructuring of its loans (for more details, please see Note 9 and Note 15), a share capital increase through a Standby Equity Distribution Agreement (for more details please see Note 14 and Note 15), disposition of certain vessels in its current fleet and taking steps to achieve additional reductions in operating and other costs.

The unaudited interim condensed consolidated financial statements as of June 30, 2012, were prepared assuming that the Company would continue as a going concern. Accordingly, the financial statements did not include any adjustments relating to the recoverability and classification of recorded asset amounts, the amounts and classification of liabilities, or any other adjustments that might result in the event the Company is unable to continue as a going concern, except for the current classification of debt and derivative financial instrument liability.